Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EPB 012 [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit [Line Items]
Employee Benefit Plan, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	$ 107	$ 104
Employee Benefit Plan, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	148	143
Employee Benefit Plan, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	20	21
Employee Benefit Plan, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	66	55
Employee Benefit Plan, Change in Net Asset Available for Benefit, Increase	341	323
Employee Benefit Plan, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	378	368
Employee Benefit Plan, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	1	1
Employee Benefit Plan, Change in Net Asset Available for Benefit, Decrease	379	369
Employee Benefit Plan, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	447	388
Employee Benefit Plan, Change in Net Asset Available for Benefit, Increase (Decrease)	$ 409	$ 342